Segment and geographic information - Net Interest Revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 1,303,737	¥ 1,469,137	¥ 1,404,766
Net interest revenue	112,635	110,354	141,576
Net revenue	1,416,372	1,579,491	1,546,342
Non-interest expenses	1,230,523	1,257,417	1,195,456
Income before income taxes	185,849	322,074	350,886
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	429,948	471,565	505,911
Net interest revenue	5,686	4,940	6,005
Net revenue	435,634	476,505	511,916
Non-interest expenses	308,003	314,675	319,915
Income before income taxes	127,631	161,830	192,001
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	91,014	88,802	77,354
Net interest revenue	4,395	3,552	3,126
Net revenue	95,409	92,354	80,480
Non-interest expenses	58,743	60,256	53,373
Income before income taxes	36,666	32,098	27,107
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	571,322	626,228	637,987
Net interest revenue	148,955	163,639	127,110
Net revenue	720,277	789,867	765,097
Non-interest expenses	704,872	707,671	653,299
Income before income taxes	15,405	82,196	111,798
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	211,453	282,542	183,514
Net interest revenue	(46,401)	(61,777)	5,335
Net revenue	165,052	220,765	188,849
Non-interest expenses	158,905	174,815	168,869
Income before income taxes	¥ 6,147	¥ 45,950	¥ 19,980